UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.9%
Education - 17.1%
Amherst, NY, Development Corp., Student Housing Facility Revenue, AGM	5.000%	10/1/40	$2,370,000	$2,316,390
Amherst, NY, IDA, Civic Facilities Revenue:
University of Buffalo Foundation, Faculty-Student Housing, AMBAC	5.125%	8/1/20	1,000,000	1,009,820
University of Buffalo Foundation, Faculty-Student Housing, AMBAC	5.250%	8/1/31	3,615,000	3,425,972
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	2,040,000	2,005,402
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue:
Refunding, Bard College	5.000%	8/1/19	1,000,000	1,065,030
Refunding, Bard College	5.000%	8/1/46	2,500,000	2,284,900
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District	5.000%	5/1/31	17,685,000	18,214,312
Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project	5.000%	7/1/23	2,250,000	2,317,680
New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art	5.000%	4/1/23	3,100,000	3,137,417
New York State Dormitory Authority Revenue:
4201 School Program	5.000%	7/1/18	1,000,000	1,002,820
City University of New York, Consolidated Second General Resolution, AMBAC-TCRS	5.750%	7/1/18	3,000,000	3,469,560
City University Systems, AGM	6.000%	7/1/14	3,655,000	3,903,832
City University Systems, FGIC-TCRS	5.625%	7/1/16	5,825,000	6,484,099
New School University, NATL	5.000%	7/1/29	5,000,000	5,001,200
New York University	5.000%	7/1/38	10,000,000	10,141,100
New York University, AMBAC	5.000%	7/1/32	8,000,000	8,190,960
New York University, NATL	5.750%	7/1/27	6,300,000	7,261,002
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,833,195
Non-State Supported Debt, Cabrini Westchester, GNMA - Collateralized, FHA	5.200%	2/15/41	4,395,000	4,533,179
Non-State Supported Debt, Manhattan Marymount	5.250%	7/1/29	2,140,000	2,051,083
Non-State Supported Debt, New School University	5.500%	7/1/40	25,000,000	25,786,250
Non-State Supported Debt, St. Joseph’s College	5.250%	7/1/35	2,000,000	1,970,480
Non-State Supported Debt, University of New York, AMBAC	5.000%	7/1/37	5,000,000	5,033,350
State University Adult Facilities, AGM	5.750%	5/15/17	1,070,000	1,269,919
Teachers College, NATL	5.000%	7/1/22	3,000,000	3,046,740
New York State Dormitory Authority Revenues, Non-State Supported Debt, Skidmore College	5.500%	7/1/41	3,200,000	3,309,280
Rensselaer County, NY, IDA, Civic Facilities Revenue:
Polytechnic Institute Dormitory Project	5.125%	8/1/27	5,820,000	5,820,116
Polytechnic Institute Dormitory Project	5.125%	8/1/29	5,430,000	5,382,433
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute	5.125%	9/1/40	15,000,000	14,720,700

Total Education				155,988,221

Health Care - 15.2%
East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized	5.200%	10/20/24	1,620,000	1,643,879
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project	5.500%	8/15/40	9,000,000	9,304,830

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	$10,000,000	$9,475,100
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	15,000,000	15,124,500
New York State Dormitory Authority Revenue:
Municipal Health Facilities	5.000%	1/15/28	7,000,000	7,069,720
Municipal Health Facilities	5.000%	1/15/32	25,000,000	25,013,500
New York and Presbyterian Hospital, AGM, FHA	5.000%	8/15/36	17,500,000	17,624,250
New York University Hospitals Center	5.000%	7/1/26	10,000,000	10,163,000
Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA	5.000%	8/1/22	2,500,000	2,666,750
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	5,075,900
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	8,750,000	8,636,075
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	3,000,000	3,016,770
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	13,205,140
North Shore University Hospital, NATL	5.500%	11/1/14	2,500,000	2,648,025
State Supported Debt Mental Health Services Facilities Improvement, AGM	5.250%	8/15/30	70,000	70,101
United Cerebral Palsy, AMBAC	5.125%	7/1/21	1,500,000	1,353,255
New York State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center	6.000%	7/1/40	4,000,000	4,160,400
New York State Medical Care Facilities, Hospital & Nursing Home Insured Mortgage, FHA	7.000%	8/15/32	760,000	762,820
Syracuse, NY, Industrial Development Agency Revenue, Refunding, James Square Association, FHA	7.000%	8/1/25	1,250,000	1,254,737

Total Health Care				138,268,752

Housing - 7.6%
New York City, NY, HDC:
Cadman Project, FHA	6.500%	11/15/18	834,770	859,229
Kelly Project	6.500%	2/15/18	655,640	656,663
New York City, NY, HDC, MFH Rental Revenue, Seaview Towers	4.600%	7/15/26	8,275,000	7,911,810	(a)
New York City, NY, HDC, MFH Revenue	4.600%	11/1/26	6,250,000	6,181,875	(a)
New York City, NY, HDC, MFH Revenue	4.950%	11/1/39	10,000,000	9,819,900
New York City, NY, HDC, MFH Revenue	4.700%	11/1/40	5,000,000	4,515,300	(a)
New York City, NY, HDC, MFH Revenue	5.150%	11/1/45	1,630,000	1,614,319
New York State Housing Finance Agency:
Affordable Housing Revenue	4.750%	11/1/36	1,000,000	956,230
Affordable Housing Revenue	5.000%	11/1/40	4,500,000	4,458,645
Affordable Housing Revenue	4.875%	5/1/42	2,875,000	2,757,585
Affordable Housing Revenue	5.200%	11/1/45	2,500,000	2,495,825
New York State Housing Finance Agency Revenue	5.250%	11/1/41	1,000,000	1,010,780
New York State Housing Finance Agency Revenue, Affordable Housing	4.800%	11/1/34	4,450,000	4,424,991
New York State Mortgage Agency Revenue:
Homeowner Mortgage	5.350%	10/1/18	9,200,000	9,202,852	(a)
Homeowner Mortgage	5.800%	10/1/28	125,000	125,659	(a)
Homeowner Mortgage	5.200%	10/1/32	4,000,000	3,860,120	(a)
Homeowner Mortgage	5.350%	10/1/33	8,195,000	8,361,686

Total Housing				69,213,469

Industrial Revenue - 6.8%
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	6,000,000	5,950,740
Goldman Sachs Headquarters	5.500%	10/1/37	27,000,000	27,488,430

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park	7.000%	6/15/13	$125,000	$125,715
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	22,500,000	21,892,275
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Finance Authority Revenue, American Airlines Inc.	6.450%	12/1/25	1,710,000	1,508,151
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	5,000,000	5,227,100

Total Industrial Revenue				62,192,411

Leasing - 3.0%
New York State Dormitory Authority Revenue:
State University Educational Facilities	5.250%	5/15/13	2,030,000	2,126,100
State University Educational Facilities, AGM	5.875%	5/15/17	12,110,000	14,105,002
New York State Dormitory Authority, Lease Revenue, State University Dormitory Facilities	5.000%	7/1/39	7,250,000	7,292,630
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	3,000,000	3,420,000

Total Leasing				26,943,732

Other - 0.2%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	6.000%	10/1/39	1,750,000	1,757,700
Power - 6.4%
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	10,896,300
New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project, RIBS	12.472%	8/3/11	3,000,000	3,084,360	(a)(b)(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	12,000,000	11,174,040	(a)
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	35,000,000	33,253,500

Total Power				58,408,200

Pre-Refunded/Escrowed to Maturity - 3.7%
Albany, NY Parking Authority Revenue	5.625%	7/15/25	415,000	419,690	(d)
MTA, New York Services Contract Transportation Facilities	5.750%	7/1/13	945,000	974,493	(e)
New York City Health & Hospital Corp. Revenue:
Health System, AGM	5.000%	2/15/22	1,110,000	1,142,445	(d)
Health System, AGM	5.125%	2/15/23	3,750,000	3,862,463	(d)
New York State Dormitory Authority Revenue, State University Educational Facility, FGIC	5.000%	5/15/27	12,750,000	13,402,928	(d)
New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds	5.000%	6/15/16	4,980,000	4,993,695	(e)
Puerto Rico Public Financial Corp.	5.500%	8/1/29	3,740,000	3,852,985	(d)
Triborough Bridge & Tunnel Authority	5.375%	1/1/19	4,200,000	4,969,650	(d)

Total Pre-Refunded/Escrowed to Maturity				33,618,349

Solid Waste/Resource Recovery - 0.2%
Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project	6.150%	4/1/21	1,065,000	1,067,705	(a)
North Country, NY, Development Authority, Solid Waste Management System Revenue, Refunding, AGM	6.000%	5/15/15	625,000	662,631

Total Solid Waste/Resource Recovery				1,730,336

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 18.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	$20,000,000	$20,382,800
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/38	25,000,000	25,533,500
New York City, NY, TFA, Building Aid Revenue, St. Aid Withholding	5.250%	1/15/39	27,000,000	27,605,340
New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art	5.125%	7/1/31	9,000,000	9,063,090
New York State Dormitory Authority, Personal Income Tax Revenue	5.000%	3/15/37	4,000,000	4,097,920
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/31	10,000,000	10,378,500
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	12/15/35	3,500,000	3,581,830
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,875,000	16,288,226
New York State Local Assistance Corp.:
Refunded	6.000%	4/1/14	2,170,000	2,357,966
Refunded	5.500%	4/1/17	3,000,000	3,458,430
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	10,000,000	10,226,100
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	1,965,000	1,904,301
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	20,000,000	20,683,200
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.250%	10/1/29	10,000,000	9,580,300

Total Special Tax Obligation				165,141,503

State General Obligation - 0.2%
Puerto Rico Commonwealth, GO, Refunding, Public Improvement, NATL	5.500%	7/1/16	1,250,000	1,356,325
Transportation - 11.7%
Albany, NY, Parking Authority Revenue	5.625%	7/15/25	335,000	338,980
MTA, New York Revenue:
NATL	5.000%	11/15/35	10,000,000	9,847,100
Refunding, AGM	5.000%	11/15/30	22,590,000	22,650,315
MTA, New York Service Contract, Refunding, AMBAC	5.000%	7/1/30	7,150,000	7,191,613
MTA, NY, Revenue	5.250%	11/15/40	20,000,000	20,219,800
Port Authority of New York & New Jersey	5.000%	1/15/41	15,000,000	15,365,250
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	20,430,800
Triborough Bridge & Tunnel Authority, NATL/IBC	5.250%	11/15/30	5,200,000	5,335,200
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/32	5,000,000	5,069,200

Total Transportation				106,448,258

Water & Sewer - 5.7%
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue	5.000%	6/15/38	10,000,000	10,190,000
Water & Sewer System Revenue	5.000%	6/15/39	7,000,000	7,146,930
Water & Sewer System Revenue	5.750%	6/15/40	15,000,000	16,387,050
New York State Environmental Facilities Corp.:
Clean Water & Drinking Revolving Funds	5.000%	6/15/32	8,500,000	8,617,385
State Water Revolving Fund	7.500%	6/15/12	5,000	5,025

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
New York State Environmental Facilities Corp., Water Facilities Revenue, United Water New Rochelle Inc.	4.875%	9/1/40	$10,910,000	$9,958,103

Total Water & Sewer				52,304,493

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $840,362,069)				873,371,749

SHORT-TERM INVESTMENTS - 2.6%
General Obligation - 1.8%
New York City, NY, GO:
LOC-Dexia Credit Local	1.750%	1/1/36	2,500,000	2,500,000	(f)(g)
SPA-Wells Fargo Bank N.A.	0.020%	4/1/32	5,500,000	5,500,000	(f)(g)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	1.500%	3/1/34	8,200,000	8,200,000	(f)(g)

Total General Obligation				16,200,000

Housing: Single Family - 0.6%
New York State Mortgage Agency, Homeowner Mortgage Revenue, SPA-Dexia Credit Local	3.500%	10/1/37	5,700,000	5,700,000	(a)(f)(g)

Water & Sewer - 0.2%
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.050%	6/15/34	1,935,000	1,935,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $23,835,000)				23,835,000

TOTAL INVESTMENTS - 98.5% (Cost - $864,197,069#)				897,206,749
Other Assets in Excess of Liabilities - 1.5%				13,441,464

TOTAL NET ASSETS - 100.0%				$910,648,213

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Residual interest bonds - coupon varies inversely with level of short-term tax-exempt interest rates.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

GNMA	— Government National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

IBC	— Insured Bond Certificates

IDA	— Industrial Development Authority

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi - Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

RIBS	— Residual Interest Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TCRS	— Transferable Custodial Receipts

TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	14.8%
AA/Aa	41.6
A	27.8
BBB/Baa	9.8
CCC/Caa	0.2
A-1/VMIG 1	2.7
NR	3.1

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 7 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-Term Security Ratings (unaudited) (continued)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-Term Security Ratings (unaudited) (continued)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$873,371,749	—	$873,371,749
Short-term investments†	—	23,835,000	—	$23,835,000

Total investments	—	$897,206,749	—	$897,206,749

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,976,309
Gross unrealized depreciation	(7,966,629)

Net unrealized appreciation	$33,009,680

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 25, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 25, 2011